Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Contractual Obligation [Line Items]
2018	$ 66,951
2019	11,999
2020	1,302
2021	359
2022	0
Thereafter	0
Total	80,611
Operating Lease Obligations [Member]
Contractual Obligation [Line Items]
2018	11,800	[1]
2019	10,623	[1]
2020	105	[1]
2021	0	[1]
2022	0	[1]
Thereafter	0	[1]
Total	22,528	[1]
Bandwidth Purchase [Member]
Contractual Obligation [Line Items]
2018	50,437
2019	1,221
2020	1,120
2021	327
2022	0
Thereafter	0
Total	53,105
Content and Other Purchase [Member]
Contractual Obligation [Line Items]
2018	260
2019	45
2020	77
2021	32
2022	0
Thereafter	0
Total	414
Others [Member]
Contractual Obligation [Line Items]
2018	4,454
2019	110
2020	0
2021	0
2022	0
Thereafter	0
Total	$ 4,564

[1]	For the years ended December 31, 2015, 2016 and 2017, rental expense included in the operating lease was approximately US$9,948, US$10,075 and US$12,818, respectively.